Note 3 - Collaboration Revenue (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		31 Months Ended
	Nov. 12, 2020 $ / shares shares	Nov. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Nov. 12, 2022 $ / shares shares	Sep. 30, 2021 CNY (¥)
Revenue from Contract with Customer, Including Assessed Tax			$ 337	$ 0	$ 1,013	$ 0
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member] | Jiangsu Hengrui Pharmaceuticals Co., Ltd. [Member]
Collaboration Agreement, Upfront Cash Payment			31,039		31,039			¥ 200,000
Research Collaboration and License Agreement with Eli Lilly [Member] | Series A-2 Preferred Shares [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value			5,267		5,267
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Collaborative Arrangement, Upfront Cash Payment		$ 10,000
Derivative Liability, Total			278		278
Revenue from Contract with Customer, Including Assessed Tax			337		1,013
Collaboration Agreement,, Maximum Regulatory Development Milestones to be Received			108,638		108,638			700,000
Collaboration Agreement, Maximum Commercial Milestones to be Received			62,079		62,079			¥ 400,000
Revenue from Contract with Customer, Excluding Assessed Tax, Total			$ 0		$ 0
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Convertible Preferred Shares [Member]
Stock Issued for Transfer of Assets, Shares (in shares) | shares	9,631,941
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,194,030
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares							1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares							$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment		$ 780,000